Future Vesting Schedule of Nonvested Shares (Detail)	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested shares	208,608
First Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested shares	17,277
Second Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested shares	103,126
Third Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested shares	11,680
Fourth Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested shares	17,965
Fifth Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested shares	58,560